Cover Document	Sep. 09, 2021	May 27, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2021
Entity Registrant Name	SIRIUSPOINT LTD.
Entity Incorporation, State or Country Code		D0
Entity Tax Identification Number		98-1599372
Entity Address, Street Address	Point House
Entity Address, Street Address 2	3 Waterloo Lane
Entity Address, City	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	542-3300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of each class		Common Shares, $0.10 par value
Trading Symbol		SPNT
Name of each exchange on which registered		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0001576018
Amendment Flag		false
Entity File Number		001-36052